Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other assets
Cash collateral on derivative instruments	SFr 7,741	SFr 4,570
Cash collateral on non-derivative transactions	635	428
Derivative instruments used for hedging	131	183
Assets held-for-sale	7,077	8,971
of which loans	7,046	8,886
allowance for loans held-for-sale	(48)	0
of which real estate	27	38
of which long-lived assets	4	47
Premises, equipment and right-of-use assets	7,376	7,832
Assets held for separate accounts	102	111
Interest and fees receivable	4,255	4,688
Deferred tax assets	3,667	4,399
Prepaid expenses	448	431
of which cloud computing arrangement implementation costs	38	27
Failed purchases	1,451	1,643
Defined benefit pension and post-retirement plan assets	2,872	2,878
Other	3,882	3,475
Other assets	39,637	39,609
Other liabilities
Cash collateral on derivative instruments	7,831	7,457
Cash collateral on non-derivative transactions	174	516
Derivative instruments used for hedging	45	48
Operating Lease, Liability	2,759	3,213
Provisions	2,080	1,179
of which off-balance sheet risk	311	172
Restructuring liabilities	52		SFr 346	SFr 306
Liabilities held for separate accounts	102	111
Interest and fees payable	4,297	5,101
Current tax liabilities	555	678
Deferred tax liabilities	530	523
Failed sales	1,120	936
Defined benefit pension and post-retirement plan liabilities	410	455
Other	11,479	10,826
Other liabilities	31,434	31,043
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	262	800
Foreclosed or repossessed real estate	8	9
Foreclosed or repossessed residential real estate	8	9
Bank
Other assets
Cash collateral on derivative instruments	7,741	4,570
Cash collateral on non-derivative transactions	635	428
Derivative instruments used for hedging	131	183
Assets held-for-sale	7,077	8,971
of which loans	7,046	8,886
allowance for loans held-for-sale	(48)	0
of which real estate	27	38
of which long-lived assets	4	47
Premises, equipment and right-of-use assets	6,213	6,652
Assets held for separate accounts	102	111
Interest and fees receivable	4,397	5,301
Deferred tax assets	3,630	4,337
Prepaid expenses	367	343
of which cloud computing arrangement implementation costs	32	21
Failed purchases	1,451	1,643
Defined benefit pension and post-retirement plan assets	975	1,067
Other	3,855	3,463
Other assets	36,574	37,069
Other liabilities
Cash collateral on derivative instruments	7,831	7,457
Cash collateral on non-derivative transactions	174	516
Derivative instruments used for hedging	45	48
Operating Lease, Liability	1,981	2,388
Provisions	2,067	1,171
of which off-balance sheet risk	311	172
Restructuring liabilities	49		SFr 342	SFr 301
Liabilities held for separate accounts	102	111
Interest and fees payable	4,397	5,690
Current tax liabilities	542	658
Deferred tax liabilities	157	167
Failed sales	1,120	936
Defined benefit pension and post-retirement plan liabilities	403	455
Other	11,472	10,809
Other liabilities	30,340	30,406
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	262	800
Foreclosed or repossessed real estate	8	9
Foreclosed or repossessed residential real estate	SFr 8	SFr 9